Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

11. Redeemable Convertible Preferred Stock

Upon closing of the Business Combination transaction, pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, the Company authorized 100,000,000 shares of preferred stock with a par value $0.0001 per share. Science 37’s board of directors has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of December 31, 2021.

11. Redeemable Convertible Preferred Stock (continued)

In connection with the closing of the Business Combination on October 6, 2021, all Legacy Science 37 redeemable convertible preferred stock was converted into Legacy Science 37 Common Stock (“Science 37 Preferred Stock Conversion”). Following the Science 37 Preferred Stock Conversion, each share of Science 37 Common Stock was converted into the right to receive shares of LSAQ Common Stock at an Exchange Ratio of approximately 1.815. 75,495,266 total shares of Legacy Science 37 redeemable convertible preferred stock (as adjusted for the Exchange Ratio) were converted into LSAQ Common Stock, comprised of 12,056,356 shares of Legacy Science 37 Series A preferred stock, 13,775,479 shares of Legacy Science 37 Series B preferred stock, 10,894,352 shares of Legacy Science 37 Series C preferred stock, 22,361,146 shares of Legacy Science 37 Series D preferred stock, and 16,407,933 shares of Legacy Science 37 Series D-1 preferred stock.

The authorized shares for each series of redeemable convertible preferred stock as of December 31, 2020, as adjusted for the Exchange Ratio, was as follows:

2020
Redeemable convertible preferred shares authorized
Series A preferred	12,246,716
Series B preferred	13,775,479
Series C preferred	10,894,352
Series D preferred	22,361,146
Series D‑1 preferred	16,407,933
Total preferred shares authorized	75,685,626

2020
Redeemable convertible preferred shares issued and outstanding
Series A preferred	12,056,356
Series B preferred	13,775,479
Series C preferred	10,894,352
Series D preferred	22,361,146
Series D‑1 preferred	16,407,933
Total preferred shares issued and outstanding	75,495,266

The redeemable convertible preferred stock was classified outside of shareholders’ equity in the mezzanine section of the December 31, 2020 balance sheet given that the preferred shareholders’ controlled the board.